|------------------------------|
                                                |        OMB Approval          |
                                                |------------------------------|
                                                |OMB Number           3235-0006|
                                                |Expires:     February 28, 1991|
                                                |Estimated average burden      |
                                                |hours per response . . . 24.60|
                                                |------------------------------|
                                                |         SEC USE ONLY         |
                                                |------------------------------|
                                                |                              |
                                                |------------------------------|




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549


                            FORM 13F HOLDINGS REPORT


     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f)OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

              Report for the Quarter Ended      March 31, 1999
                                           -----------------------

|------------------------------------------------------------------------------|
|               (Please read instructions before preparing form.)              |
|------------------------------------------------------------------------------|

If amended report check here:  [  ]

  Loews Corporation
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

  667 Madison Avenue                         New York       New York      10021
--------------------------------------------------------------------------------
Business Address              (Street)        (City)        (State)       (Zip)

  Barry Hirsch, Senior Vice President          (212) 521-2920
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

|---------------------------------ATTENTION------------------------------------|
|  Intentional misstatements or omissions of facts constitute Federal Criminal |
|  Violations.                                                                 |
|                  See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).                   |
|------------------------------------------------------------------------------|

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned Institutional investment manager has caused this report to be signed
on its behalf in the City of          New York          and State of   New York
                             -------------------------              ------------
on the     14th     day of  May, 1999.
       ------------        -----

                                     Loews Corporation
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)


                                     By:  /s/ Barry Hirsch
                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                to Submit This Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                      13F File No.:  Name:                    13F File No.:
-------------------------- -------------  ------------------------ -------------
1.     None                               6.
-------------------------- -------------  ------------------------ -------------
2.                                        7.
-------------------------- -------------  ------------------------ -------------
3.                                        8.
-------------------------- -------------  ------------------------ -------------
4.                                        9.
-------------------------- -------------  ------------------------ -------------
5.                                        10.
-------------------------- -------------  ------------------------ -------------


SEC 1685 (7-88)

                                  Page 1 of 8 Pages

                                Loews Corporation

                                    FORM 13F

                          Report for the Quarter Ended

                                 March 31, 1999




  Loews Corporation ("Loews"), by virtue of its approximately 85% ownership of voting securities of CNA Financial Corporation whose business address is CNA Plaza, Chicago, Illinois 60685 ("CNA"), may be deemed to have investment discretion regarding certain securities (the "CNA Securities") as to which investment discretion is deemed to be exercised by CNA. Pursuant to General Instruction B of Form 13F, CNA is reporting on behalf of Loews regarding the CNA Securities.

  Mr. Laurence A. Tisch and Mr. Preston R. Tisch own in the aggregate approximately 31% of the outstanding Common Stock of Loews. Mr. Laurence A. Tisch and Mr. Preston R. Tisch are the Co-Chairman of the Board of Loews. Laurence A. Tisch and Preston R. Tisch are brothers and may be deemed to be control persons of Loews.

                                  Page 2 of 8 Pages

                                                                                                                     --------------
                                                                                                                     (SEC USE ONLY)


                                                                        Item 6:
                                                                        Investment Discretion
                    Item 2:            Item 4:       Item 5:            ---------------------  Item 7:                    Item 8:
                    Title    Item 3:   Fair Market   Shares or          (b) Shared-            Managers   Voting Authority (Shares)
Item 1:             of       CUSIP     Value (In     Principal          As Defined  (c)Shared- See        -------------------------
Name of Issuer      Class    Number    Thousands)    Amount    (a)Sole  In Instr. v    Other   Instr. v   (a)Sole (b)Shared (c)None


Agmico Eagle Mines  Common   008474108 $    6,825    1,300,000       X                                  1,300,000

Amcast Ind. Corp.   Common   023395106        806       50,000       X                                     50,000

Angeion Corp.       SR NT CV 03462HAA5      1,825    2,500,000       X                                  2,500,000
                     ACD 03

Archer Daniels
 Midland            Common   039483102      7,564      515,006       X                                    515,006

Barrick Gold Corp.  Common   067901108     22,502    1,318,800       X                                  1,318,800

Battle Mountain
 Gold               Common   071593107      1,925      700,000       X                                    700,000

BE Aerospace Inc.   Common   073302101        443       30,000       X                                     30,000

Boeing Co.          Common   097023105      4,760      140,000       X                                    140,000

CNA Financial Corp. Common   126117100  6,083,812  156,758,880       X                                156,758,880

Cadiz Inc.          Common   127535108      3,844      480,500       X                                    480,500

Cambior Inc.        Common   13201L103      1,200      300,000       X                                    300,000

Caterpillar Inc.    Common   149123101        919       20,000       X                                     20,000

Chubb Corp.         Common   171232101      1,171       20,000       X                                     20,000

Coltec Industries   Common   196879100        728       40,000       X                                     40,000

Consolidated
 Frtwys             Common   209232107        118       10,000       X                                     10,000

Diamond Offshore    Common   25271C102  2,216,913   70,100,000       X                                 70,100,000


                            TOTAL      $8,355,355




                                                   Page 3 of 8 Pages

                                                                                                                     --------------
                                                                                                                     (SEC USE ONLY)


                                                                        Item 6:
                                                                        Investment Discretion
                    Item 2:            Item 4:       Item 5:            ---------------------  Item 7:                    Item 8:
                    Title    Item 3:   Fair Market   Shares or          (b) Shared-            Managers   Voting Authority (Shares)
Item 1:             of       CUSIP     Value (In     Principal          As Defined  (c)Shared- See        -------------------------
Name of Issuer      Class    Number    Thousands)    Amount    (a)Sole  In Instr. v    Other   Instr. v   (a)Sole (b)Shared (c)None


DuPont E.I. De      Common   263534109 $    4,064       70,000       X                                     70,000
 Nemours

EEX Corp.           Common   26842V207      2,400      492,333       X                                    492,333


FDX Corp.           Common   31304N107      9,300      100,000       X                                    100,000

Furniture Brands
 Int'l.             Common   360921100      1,576       71,250       X                                     71,250

Getchell Gold
 Corp.              Common   374265106      7,922      302,500       X                                    302,500

Glamis Gold         Common   376775102        963      700,000       X                                    700,000

Great Central
 Mines Ltd.         SPON ADR 390290104      1,433    1,559,195       X                                  1,559,195

Hanover Compressor  Common   410768105        265       10,000       X                                     10,000

Homestake Mining    Common   437614100     22,724    2,634,600       X                                  2,634,600

Houston Explora-
 tion Company       Common   442120101      1,390       80,000       X                                     80,000

IMC Global, Inc.    Common   449669100      2,657      129,999       X                                    129,999

IMC Global, Inc.    WT EXP   449669118          5       11,111       X                                     11,111
                    122200

Kinross Gold        Common   496902107      2,210    1,040,000       X                                  1,040,000

Metromedia Int'l
 Group Inc.         Common   591695101        245       50,213       X                                     50,213

Mine Safety
 Appliances Co.     Common   602720104        812       14,000       X                                     14,000


                                 TOTAL  $  57,966

                                                   Page 4 of 8 Pages

                                                                                                                     --------------
                                                                                                                     (SEC USE ONLY)


                                                                        Item 6:
                                                                        Investment Discretion
                    Item 2:            Item 4:       Item 5:            ---------------------  Item 7:                    Item 8:
                    Title    Item 3:   Fair Market   Shares or          (b) Shared-            Managers   Voting Authority (Shares)
Item 1:             of       CUSIP     Value (In     Principal          As Defined  (c)Shared- See        -------------------------
Name of Issuer      Class    Number    Thousands)    Amount    (a)Sole  In Instr. v    Other   Instr. v   (a)Sole (b)Shared (c)None


Minn. Mng. & Man    Common    604059105 $    3,538       50,000       X                                    50,000

Miramar Mining      Common    60466E100        375      500,000       X                                   500,000

On Command Corp.    Common    682160106        678       74,287       X                                    72,287

On Command Corp.    WTS B     682160122         59       23,697       X                                    23,697
                    100703

PLC Systems Inc.    Common    69341D104        256      100,000       X                                   100,000

Peoples Bank
 (Bridgeport)       Common    710198102      1,488       50,000       X                                    50,000

Perrigo Co.         Common    714290103        576       79,500       X                                    79,500

Placer Dome         Common    725906101     10,237      915,000       X                                   915,000

Rambus Inc.         Common    750917106      2,575       40,000       X                                    40,000

Schlumberger Ltd.   Common    806857108      1,204       20,000       X                                    20,000

Stillwater Mining
 Co.                Common    86074Q102     10,913      413,750       X                                   413,750

TJ Int'l.           Common    872534102        724       30,000       X                                    30,000

TVX Gold Inc.       Common    87308K101      3,500    2,800,000       X                                 2,800,000

Texas Industries    Common    882491103      1,241       50,000       X                                    50,000

Thermo Cardio
 System             SB DB CV  88355KAA9        820    1,000,000       X                                 1,000,000
                    144A 04

Thermo Electron
 Corp.              SubDbCv   883556AF9        960    1,000,000       X                                 1,000,000
                    144A 03


                                 TOTAL     $39,144

                                                   Page 5 of 8 Pages

                                                                                                                     --------------
                                                                                                                     (SEC USE ONLY)


                                                                        Item 6:
                                                                        Investment Discretion
                    Item 2:            Item 4:       Item 5:            ---------------------  Item 7:                    Item 8:
                    Title    Item 3:   Fair Market   Shares or          (b) Shared-            Managers   Voting Authority (Shares)
Item 1:             of       CUSIP     Value (In     Principal          As Defined  (c)Shared- See        -------------------------
Name of Issuer      Class    Number    Thousands)    Amount    (a)Sole  In Instr. v    Other   Instr. v   (a)Sole (b)Shared (c)None


Thermotrex Corp.    GTDSBDBCV 883666AA7 $      340      500,000       X                                   500,000
                    3.25%07

Thermedics Inc.     Common    883901100      1,241      175,700       X                                   175,700

UCAR Intl. Inc.     Common    90262K109        283       20,000       X                                    20,000

USG Corp.           Common    903293405     11,303      220,000       X                                   220,000

AMR Corp.           Common    001765956      1,133       20,000(p)    X                                    20,000(p)

Barrick Gold Corp.  Common    067901908      3,413      200,000(c)    X                                   200,000(c)

Barrick Gold Corp.  Common    067901958      9,384      550,000(p)    X                                   550,000(p)

Boeing              Common    097023955      4,760      140,000(p)    X                                   140,000(p)

Caterpillar Inc.
 Del.               Common    149123951      6,891      150,000(p)    X                                   150,000(p)

Chase Manhattan
 Corp.              Common    16161A958      8,138      100,000(p)    X                                   100,000(p)

Chubb Corp.         Common    171232951      1,171       20,000(c)    X                                    20,000(c)

Clear Channel       Common    184502952      3,353       50,000(p)    X                                    50,000(p)

Delta Airlines      Common    247361958      5,560       80,000(p)    X                                    80,000(p)

Disney Walt co.     Common    254687906     70,031    2,250,000(c)    X                                 2,250,000(c)

Disney Walt Co.     Common    254687956    163,406    8,250,000(p)    X                                 8,250,000(p)

Dow Chemical Co.    Common    260543953      4,678       50,000(p)    X                                    50,000(p)

DuPont E I De
 Nemours            Common    263545959      4,064       70,000(p)    X                                    70,000(p)

Exxon Corp.         Common    302290951      7,762      110,000(p)    X                                   110,000(p)


                                 TOTAL $   306,911

                                                   Page 6 of 8 Pages

                                                                                                                     --------------
                                                                                                                     (SEC USE ONLY)


                                                                        Item 6:
                                                                        Investment Discretion
                    Item 2:            Item 4:       Item 5:            ---------------------  Item 7:                    Item 8:
                    Title    Item 3:   Fair Market   Shares or          (b) Shared-            Managers   Voting Authority (Shares)
Item 1:             of       CUSIP     Value (In     Principal          As Defined  (c)Shared- See        -------------------------
Name of Issuer      Class    Number    Thousands)    Amount    (a)Sole  In Instr. v    Other   Instr. v   (a)Sole (b)Shared (c)None


FDX Corp.           Common    31304N957 $    9,300      100,000(p)    X                                   100,000(p)

General Electric
 Corp.              Common    369604953     11,056      100,000(p)    X                                   100,000(p)

Getchell Gold
 Corp.              Common    374265906        324       20,000(c)    X                                    20,000(c)

Homestake Mining    Common    437614950      9,229    1,070,000(p)    X                                 1,070,000(p)

Longview Fibre Co.  Common    543213902        694       60,000(c)    X                                    60,000(c)

Merrill Lynch
 & Co.              Common    590188958      7,080       80,000(p)    X                                    80,000(p)

Minn. Mng. & Man.   Common    604059905      3,538       50,000(c)    X                                    50,000(c)

Minn. Mng. & Man.   Common    604059955      3,538       50,000(p)    X                                    50,000(p)

Nike, Inc.          CIB       654106953      2,893       50,000(p)    X                                    50,000(p)

Peoples Bank
 (Brdgpt)           Common    710198952      1,488       50,000(p)    X                                    50,000(p)

Placer Dome         Common    725906951      4,195      375,000(p)    X                                   375,000(p)

Potash Corp.        Common    73755L957      2,140       40,000(p)    X                                    40,000(p)

Rambus Inc.         Common    750917956      2,575       40,000(p)    X                                    40,000(p)

Schlumberger Ltd.   Common    806857958      2,408       40,000(p)    X                                    40,000(p)

Thermo Electron     Common    883556902      1,044       77,000(c)    X                                    77,000(c)

Thermo Cardio
 Systems            Common    88355K900      1,440      180,000(c)    X                                   180,000(c)

US Airways          Common    911905957      1,465       30,000(p)    X                                    30,000(p)


                                 TOTAL  $   64,407

`                                                   Page 7 of 8 Pages

                                                                                                                     --------------
                                                                                                                     (SEC USE ONLY)


                                                                        Item 6:
                                                                        Investment Discretion
                    Item 2:            Item 4:       Item 5:            ---------------------  Item 7:                    Item 8:
                    Title    Item 3:   Fair Market   Shares or          (b) Shared-            Managers   Voting Authority (Shares)
Item 1:             of       CUSIP     Value (In     Principal          As Defined  (c)Shared- See        -------------------------
Name of Issuer      Class    Number    Thousands)    Amount    (a)Sole  In Instr. v    Other   Instr. v   (a)Sole (b)Shared (c)None


Windmere            Common    973411901 $    1,190      170,000(c)    X                                   170,000(c)

ABR Info.           Common    00077R958        348       20,000(p)    X                                    20,000(p)

Amazon Com. Inc.    Common    023135956      3,444       20,000(p)    X                                    20,000(p)

America Online      Common    02364J954     11,760       80,000(p)    X                                    80,000(p)

Beringer Wine       Common    084102902      1,091       30,000(c)    X                                    30,000(c)

Beringer Wine       Common    084102952      1,091       30,000(p)    X                                    30,000(p)

Centocor Inc.       Common    152342951      1,847       50,000(p)    X                                    50,000(p)

Clear Channel       Common    184502952      5,365       80,000(p)    X                                    80,000(p)

Coca Cola           Common    191219954      2,455       40,000(p)    X                                    40,000(p)

Gateway 2000        Common    367833900      1,371       20,000(c)    X                                    20,000(c)

Gateway 2000        Common    367833950      1,371       20,000(p)    X                                    20,000(p)

Intel               Common    458140950      2,378       40,000(p)    X                                    40,000(p)

IBM                 Common    459200951      1,773       10,000(p)    X                                    10,000(p)

Sunrise Assisted
 Living, Inc.       Common    86768K956      1,823       40,000(p)    X                                    40,000(p)


                                 TOTAL      37,307

                       AGGREGATE TOTAL  $8,861,090









                                                   Page 8 of 8 Pages